Debt - Schedule of Warrants (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
Financial assets at fair value through profit or loss [abstract]
Beginning balance	$ 10,950,000	$ 0	$ 0
Additions		9,910,000	9,910,000
Gain on remeasurement of warrants	(1,060,000)	1,040,000	1,040,000
Ending balance	$ 9,890,000	$ 10,950,000	$ 10,950,000